Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Expenses
8. Accrued Expenses
The following table provides a summary of accrued expenses:

	September 30, 2023	December 31, 2022
Accrued external research and development	$1,001	$4,329
Accrued compensation	4,429	2,084
Accrued issuance costs in connection with pre-closing financing	4,200	—
Accrued transaction costs related to reverse recapitalization	419	—
Accrued professional fees	667	162
Other accrued expenses	481	33

Accrued expenses	$11,197	$6,608

7. Accrued Expenses
The following table provides a summary of accrued expenses (in thousands):

	December 31,
	2022	2021
Accrued external research and development	$4,329	$3,560
Accrued compensation	2,084	207
Accrued professional fees and other	195	226

Accrued expenses	$6,608	$3,993